Income Taxes - Summary of Reconciliation of Income Tax Provision to Amount Computed by Applying Statutory Income Tax Rate to Income Before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Profit before income taxes	$ 3,095	$ 3,003	$ 3,143
Applicable tax rate	34.94%	34.94%	34.61%
Computed expected tax expense	$ 1,083	$ 1,049	$ 1,088
Tax effect due to non-taxable income for Indian tax purposes	(383)	(386)	(321)
Overseas taxes	103	102	109
Tax provision (reversals)	(52)	(25)	(253)
Effect of differential overseas tax rates	(11)		8
Effect of exempt non-operating income	(6)	(8)	(10)
Effect of unrecognized deferred tax assets	7	13	29
Effect of non-deductible expenses	17	50	9
Branch profit tax (net of credits)	(5)	4	(32)
Subsidiary dividend distribution tax			27
Others	4	4	3
Income tax expense	$ 757	$ 803	$ 657